Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts Receivable, Net, Current [Abstract]
Receivables for technical service fees from borrowers and financial partners	¥ 26,494		¥ 42,082
Receivables for marketplace service fees from asset management companies	1,062		981
Receivables for marketplace service fees from insurance companies and others	13,694		8,285
Total accounts receivable	41,250		51,348
Allowance for doubtful accounts	(4,396)		(369)	¥ (4,780)	¥ (13,845)
Accounts receivable, net	¥ 36,854	$ 5,783	¥ 50,979